Leases (Details) - Schedule of supplemental balance sheet information - DocGo Inc. and Subsidiaries [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Lease right-of-use assets	$ 4,195,682	$ 4,997,407
Total lease assets	4,195,682	4,997,407
Liabilities
Lease liability – current portion	1,461,335	1,620,470
Lease liability, net of current portion	2,980,946	3,638,254
Total lease liability	4,442,281	5,258,724
Assets
Lease right-of-use assets	9,307,113	7,001,644
Total lease assets	9,307,113	7,001,644
Liabilities
Lease liability – current portion	3,271,990	1,876,765
Lease liability, net of current portion	6,867,420	5,496,899
Total lease liability	$ 10,139,410	$ 7,373,664